Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Innovator U.S. Equity Power Buffer ETF - June
Prospectus [Line Items]
Annual Return [Percent]	11.54%	12.54%	12.32%	(7.57%)	6.68%	10.41%